Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Total distribution	$ 1,206	$ 250
Total subsidiaries contributions	156	160
Total other transactions	2,124	160
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	34	9
Cyrsa [Member]
Disclosure of transactions between related parties [line items]
Dividends received		7
Baicom [Member]
Disclosure of transactions between related parties [line items]
Dividends received		1
NPSF [Member]
Disclosure of transactions between related parties [line items]
Dividends received	9	12
Manaman [Member]
Disclosure of transactions between related parties [line items]
Dividends received	25	36
Manibil S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received		19
Irrevocable contributions	45	38
Ramat Hanassi [Member]
Disclosure of transactions between related parties [line items]
Dividends received	20
Irrevocable contributions	9	102
PBEL [Member]
Disclosure of transactions between related parties [line items]
Dividends received
Irrevocable contributions		8
EMCO [Member]
Disclosure of transactions between related parties [line items]
Dividends received	91	101
Aviareps [Member]
Disclosure of transactions between related parties [line items]
Dividends received		36
Tourism & Recreation Holdings Ltd [Member]
Disclosure of transactions between related parties [line items]
Dividends received	25	7
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends received	55	22
Banco Hipotecario [Member]
Disclosure of transactions between related parties [line items]
Dividends received	60
Cresud [Member]
Disclosure of transactions between related parties [line items]
Dividends paid	882
Helmir [Member]
Disclosure of transactions between related parties [line items]
Dividends paid	5
Puerto Retiro [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		2
Avenida Inc [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	7
PBS-Romania [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		7
Secdo / SixGill [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	34
Secured Touch [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	5
Open Legacy [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	17
Quality [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	39	3
IFISA [Member]
Disclosure of transactions between related parties [line items]
Acquisition of non-controlling interest	$ 1,968